Restructuring and Other Charges (Tables)	3 Months Ended
Mar. 31, 2023
Restructuring and Related Activities [Abstract]
Summary of Restructuring Liability included in Accrued Payroll and Related Expenses
The Company’s restructuring liability, which was included in accrued payroll and related expenses, consisted of the following (in thousands):

Employee-Related Costs
Accrued restructuring balance at January 1, 2023	$—
Expense incurred	6,319
Payments	(4,752)

Accrued restructuring balance at March 31, 2023	$1,567